COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Capital commitments
COMMITMENTS
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 1,026,859	¥ 510,999